BORROWINGS - Unused loan facilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument
Assets	¥ 29,925,430	$ 4,264,339	¥ 30,385,903
Secured by property, equipment | Asset pledged as collateral
Debt Instrument
Assets	996,037
Secured by land-use right | Asset pledged as collateral
Debt Instrument
Assets	¥ 217,975